Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 09, 2022
Entity Registrant Name	abrdn FUNDS
Entity Central Index Key	0001413594
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 09, 2022
Document Effective Date	May 09, 2022
Prospectus Date	May 09, 2022
abrdn EM SMA Completion Fund | abrdn EM SMA Completion Fund
Prospectus:
Trading Symbol	ASEMX